Cash and balances with the Brazilian Central Bank	12 Months Ended
Dec. 31, 2017
Cash and balances with the Brazilian Central Bank [Abstract]
Cash and balances with the Brazilian Central Bank

5. Cash and balances with the Brazilian Central Bank

Thousand of reais	2017	2016	2015

Cash and cash equivalents	5,242,869	4,445,940	7,141,137
of which:
Cash	4,569,443	3,316,800	2,995,112
Money market investments	673,426	1,129,140	4,146,025
Money market investments (1)	33,158,095	45,242,674	27,170,892
Central Bank compulsory deposits (2)	62,465,117	60,916,297	54,831,324
Total	100,866,081	110,604,911	89,143,353

(1) Includes securities purchased under agreements to resell, long term and not considered cash equivalents.

(2) Central Bank compulsory deposits relate to a minimum balance that financial institutions are required to maintain with Bacen based on a percentage of deposits received from third parties, considered as restricted use of resources.